Credit Quality	6 Months Ended
Mar. 31, 2025
Credit Quality
Credit Quality

Note 10. Credit quality

Credit risk ratings system

The principal objective of the credit risk rating system is to reliably assess the credit risk to which Westpac is exposed. Westpac has two main approaches to this assessment.

Transaction-managed customers

Transaction-managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected probability of default (PD). Each facility is assigned a loss given default (LGD). Westpac’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s Ratings, and S&P Global Ratings (S&P) external senior unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to Westpac’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Note 10. Credit quality (Continued)

Program-managed portfolio

The program-managed portfolio generally includes retail products such as mortgages, personal lending (including credit cards) as well as certain small to medium sized enterprise lending. These credit exposures are grouped into pools of similar risk based on the analysis of characteristics that have historically predicted the likelihood of default, and a PD is assigned relative to the credit exposure’s pool. The exposure is then assigned to strong, satisfactory or weak by benchmarking that PD against transaction-managed exposures, which are in turn mapped to external ratings per the above table. In addition, any program-managed exposures that are one or more days past due are classified as weak.

The following table shows the credit quality of loans and undrawn credit commitments.

		As at 31 March 2025				As at 30 September 2024				As at 31 March 2024
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans - housing
Strong	320,124	26,370	-	346,494	311,054	24,975	-	336,029	299,274	26,816	-	326,090
Good/satisfactory	160,217	42,624	-	202,841	159,016	45,242	-	204,258	160,286	47,093	-	207,379
Weak	2,232	15,745	6,399	24,376	2,512	16,389	6,893	25,794	2,168	15,203	6,423	23,794
Total loans - housing	482,573	84,739	6,399	573,711	472,582	86,606	6,893	566,081	461,728	89,112	6,423	557,263
Loans - personal
Strong	3,903	113	-	4,016	4,104	104	-	4,208	4,216	100	-	4,316
Good/satisfactory	4,777	822	-	5,599	5,254	825	-	6,079	5,642	882	-	6,524
Weak	139	522	164	825	191	570	190	951	253	661	197	1,111
Total loans - personal	8,819	1,457	164	10,440	9,549	1,499	190	11,238	10,111	1,643	197	11,951
Loans - business
Strong	96,033	11,885	-	107,918	81,696	19,387	-	101,083	72,541	21,771	-	94,312
Good/satisfactory	88,240	39,354	-	127,594	75,873	47,282	-	123,155	66,215	50,872	-	117,087
Weak	230	6,057	3,436	9,723	200	6,347	3,231	9,778	187	5,454	3,167	8,808
Total loans - business	184,503	57,296	3,436	245,235	157,769	73,016	3,231	234,016	138,943	78,097	3,167	220,207
Undrawn credit commitments
Strong	147,752	11,194	-	158,946	140,786	14,341	-	155,127	135,663	16,733	-	152,396
Good/satisfactory	43,903	12,550	-	56,453	40,271	14,186	-	54,457	40,622	14,848	-	55,470
Weak	180	1,693	484	2,357	218	1,868	441	2,527	221	1,767	430	2,418
Total undrawn credit commitments	191,835	25,437	484	217,756	181,275	30,395	441	212,111	176,506	33,348	430	210,284
Total strong	567,812	49,562	-	617,374	537,640	58,807	-	596,447	511,694	65,420	-	577,114
Total good/ satisfactory	297,137	95,350	-	392,487	280,414	107,535	-	387,949	272,765	113,695	-	386,460
Total weak	2,781	24,017	10,483	37,281	3,121	25,174	10,755	39,050	2,829	23,085	10,217	36,131
Total loans and undrawn credit commitments	867,730	168,929	10,483	1,047,142	821,175	191,516	10,755	1,023,446	787,288	202,200	10,217	999,705